UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-04471

Value Line Core Bond Fund.

(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1: Schedule of Investments

A copy of the Schedule of Investments for the period ended 3/31/2017 is included with this Form.

Value Line Core Bond Fund
Schedule of Investments (unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES (4.7%)
$231,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.54%, 9/15/19	$231,167
250,000	Ally Master Owner Trust, Series 2015-2, Class A2, 1.83%, 1/15/21	250,213
200,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	200,255
190,000	Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A4, 1.55%, 2/18/20 (1)	189,983
100,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/20 (1)	100,178
150,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	147,756
200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (1)	200,464
100,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (1)	100,848
188,000	GM Financial Automobile Leasing Trust, Series 2016-2, Class A4, 1.76%, 3/20/20	187,702
400,000	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.68%, 12/20/18	400,696
200,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (1)	200,916
170,000	Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.68%, 4/15/20 (1)	169,898
300,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	302,472
110,000	Synchrony Credit Card Master Note Trust, Series 2012-7, Class A, 1.76%, 9/15/22	109,505
200,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	204,957
50,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	50,076

	TOTAL ASSET-BACKED SECURITIES (Cost $3,059,728) (4.7%)	3,047,086

COMMERCIAL MORTGAGE-BACKED SECURITIES (6.7%)
117,291	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.69%, 6/11/50 (2)	118,125
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	156,879
150,000	COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50 (2)	156,728
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (1)(2)	254,296
65,819	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.78%, 12/25/45 (1)(2)	66,025

Principal Amount		Value
$200,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.17%, 4/25/46 (1)(2)	$202,918
150,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.74%, 9/25/46 (1)(2)	151,069
200,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (1)(2)	203,532
281,740	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	270,493
600,000	GNMA, Series 2013-12, Class B, 2.17%, 11/16/52 (2)	567,749
301,971	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	293,137
255,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	264,503
130,000	GS Mortgage Securities Trust, Series 2015-GC32, Class A2, 3.06%, 7/10/48	133,132
154,284	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (2)	155,883
150,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	154,317
126,784	Sequoia Mortgage Trust, Series 2004-8, Class A1, 1.68%, 9/20/34 (2)	120,423
97,780	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A2, 3.24%, 6/25/34 (2)	91,586
157,989	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 3.09%, 4/25/45 (2)	157,892
35,268	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.11%, 5/10/63	35,258
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	101,328
250,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.40%, 6/15/48	258,577
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	103,725
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A2, 3.00%, 9/15/58	153,157
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	209,586

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,538,209) (6.7%)	4,380,318

1

March 31, 2017

Principal Amount		Value
CORPORATE BONDS & NOTES (48.0%)
	BASIC MATERIALS (1.1%)
	CHEMICALS (0.7%)
$225,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	$238,436
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	182,393
		420,829
	IRON/STEEL (0.2%)
125,000	Vale Overseas, Ltd., Guaranteed Notes, 4.38%, 1/11/22 (3)	127,075
	MINING (0.2%)
150,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (1)	152,893
		700,797

	COMMUNICATIONS (4.9%)
	INTERNET (1.3%)
225,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	249,146
150,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24	157,016
150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	160,305
300,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (1)	306,698
		873,165
	MEDIA (2.4%)
200,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	202,550
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	158,500
150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	191,046
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	258,592
200,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	208,019
200,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20	202,093
100,000	Thomson Reuters Corp., Senior Unsecured Notes, 3.35%, 5/15/26	97,395
100,000	Time Warner, Inc., Guaranteed Notes, 3.60%, 7/15/25	98,876
150,000	Time Warner, Inc., Guaranteed Notes, 3.80%, 2/15/27	148,364
		1,565,435
	TELECOMMUNICATIONS (1.2%)
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	203,074

Principal Amount		Value
$200,000	Orange SA, Senior Unsecured Notes, 1.63%, 11/3/19	$197,175
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	270,046
125,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.45%, 11/1/22	120,573
		790,868
		3,229,468
	CONSUMER, CYCLICAL (5.4%)
	AUTO MANUFACTURERS (1.6%)
250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31	315,329
300,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	299,996
125,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.45%, 1/14/22	126,035
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	200,754
100,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (1)	100,657
		1,042,771
	AUTO PARTS & EQUIPMENT (0.6%)
175,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 5.00%, 5/31/26	179,375
200,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25	211,208
		390,583
	HOME BUILDERS (1.1%)
200,000	CalAtlantic Group, Inc., Guaranteed Notes, 6.63%, 5/1/20 (3)	218,500
175,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	182,073
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	154,125
175,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	176,313
		731,011
	HOUSEWARES (0.2%)
29,000	Newell Brands, Inc., Senior Unsecured Notes, 2.60%, 3/29/19	29,359
100,000	Newell Brands, Inc., Senior Unsecured Notes, 5.50%, 4/1/46	113,491
		142,850
	LEISURE TIME (0.3%)
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22	162,000
	LODGING (0.5%)
76,000	Choice Hotels International, Inc., Guaranteed Notes, 5.75%, 7/1/22	82,650
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	252,454
		335,104

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	RETAIL (1.1%)
$175,000	CVS Health Corp., Senior Unsecured Notes, 2.75%, 12/1/22	$173,133
100,000	Dollar General Corp., Senior Unsecured Notes, 4.15%, 11/1/25	103,295
100,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	109,110
225,000	McDonald’s Corp. MTN, Senior Unsecured Notes, 4.45%, 3/1/47	225,749
100,000	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, 6/1/22	102,875
		714,162
		3,518,481
	CONSUMER, NON-CYCLICAL (7.0%)
	BEVERAGES (0.9%)
200,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, 2/1/46	216,145
200,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, 5/1/23	210,916
150,000	Dr. Pepper Snapple Group, Inc., Guaranteed Notes, 3.43%, 6/15/27	149,585
		576,646
	BIOTECHNOLOGY (0.8%)
100,000	Amgen, Inc., Senior Unsecured Notes, 4.40%, 5/1/45	97,064
250,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23	261,304
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	151,175
		509,543
	COMMERCIAL SERVICES (0.2%)
100,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	103,250
	FOOD (1.7%)
200,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45	199,536
100,000	Kellogg Co., Senior Unsecured Notes, 3.25%, 4/1/26	97,750
150,000	Kroger Co. (The), Senior Unsecured Notes, 2.95%, 11/1/21	150,910
225,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	241,148
200,000	Sysco Corp., Guaranteed Notes, 3.75%, 10/1/25	204,102
244,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (1)	244,614
		1,138,060
	HEALTH CARE PRODUCTS (0.4%)
250,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	253,323

Principal Amount		Value
	HEALTH CARE SERVICES (1.4%)
$150,000	DaVita, Inc., Guaranteed Notes, 5.75%, 8/15/22	$155,250
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	156,375
125,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	127,811
150,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	155,625
150,000	NYU Hospitals Center, Secured Notes, 4.78%, 7/1/44	156,700
100,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	99,015
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	101,936
		952,712
	PHARMACEUTICALS (1.6%)
200,000	AbbVie, Inc., Senior Unsecured Notes, 3.60%, 5/14/25	200,038
200,000	Actavis Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	201,166
100,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	100,578
250,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	268,464
100,000	Shire Acquisitions Investments Ireland DAC, Guaranteed Notes, 2.88%, 9/23/23	97,032
200,000	Teva Pharmaceutical Finance Netherlands III B.V., Guaranteed Notes, 2.20%, 7/21/21	193,012
		1,060,290
		4,593,824
	ENERGY (4.6%)
	OIL & GAS (2.2%)
250,000	Chevron Corp., Senior Unsecured Notes, 2.57%, 5/16/23	247,901
100,000	Concho Resources, Inc., Guaranteed Notes, 5.50%, 4/1/23	103,500
175,000	Devon Energy Corp., Senior Unsecured Notes, 4.75%, 5/15/42	168,556
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	99,807
126,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45	131,715
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	212,040
125,000	Shell International Finance B.V., Guaranteed Notes, 2.50%, 9/12/26	117,922
125,000	Tesoro Corp., Guaranteed Notes, 5.13%, 12/15/26 (1)	131,125

3

March 31, 2017

Principal Amount		Value
$200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	$236,725
		1,449,291
	PIPELINES (2.4%)
150,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	149,625
137,000	Enbridge, Inc., Senior Unsecured Notes, 3.50%, 6/10/24 (3)	134,494
100,000	Enbridge, Inc., Senior Unsecured Notes, 5.50%, 12/1/46	106,319
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	202,555
200,000	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 2.65%, 2/1/19	201,893
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	140,502
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	248,916
150,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26 (1)	165,388
200,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	211,768
		1,561,460
		3,010,751
	FINANCIAL (17.9%)
	BANKS (9.6%)
300,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(3)	311,670
150,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	151,918
150,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	164,438
250,000	Bank of America Corp. MTN, Subordinated Notes, 4.20%, 8/26/24	254,579
175,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.80%, 7/21/21	177,114
150,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	149,704
100,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	100,676
200,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	203,399
150,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21	150,572
174,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	186,332
250,000	Cooperatieve Rabobank UA, Guaranteed Notes, 3.95%, 11/9/22	256,558
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1)	250,730
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	253,977
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	201,283
150,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	185,091

Principal Amount		Value
$250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	$261,832
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	243,646
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	203,781
300,000	JPMorgan Chase Bank NA, Subordinated Notes, 6.00%, 10/1/17	306,285
250,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.60%, 6/24/19 (1)	252,476
250,000	Morgan Stanley, Senior Unsecured Notes, 2.80%, 6/16/20	253,033
250,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 5.13%, 2/8/20	270,162
200,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	199,070
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21 (3)	272,403
300,000	Standard Chartered PLC, Senior Unsecured Notes, 1.50%, 9/8/17 (1)	299,421
100,000	UBS AG GMTN, Senior Unsecured Notes, 2.35%, 3/26/20	100,211
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	257,449
350,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	352,129
		6,269,939
	DIVERSIFIED FINANCIAL (3.3%)
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	210,000
250,000	American Express Co., Senior Unsecured Notes, 1.64%, 5/22/18 (2)	250,948
150,000	Ameriprise Financial, Inc., Senior Unsecured Notes, 2.88%, 9/15/26	144,117
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	216,889
150,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	157,031
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	250,382
200,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (1)	213,750
100,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	101,050
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	253,112
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	152,340
200,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	206,072
		2,155,691
	INSURANCE (0.8%)
150,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	162,361
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	205,252

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$150,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21 (3)	$166,598
		534,211
	REAL ESTATE (0.3%)
200,000	ProLogis L.P., Guaranteed Notes, 2.75%, 2/15/19	202,713
	REITS (3.9%)
100,000	American Tower Corp., Senior Unsecured Notes, 3.38%, 10/15/26	95,344
200,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	200,894
200,000	Boston Properties L.P., Senior Unsecured Notes, 2.75%, 10/1/26	184,086
150,000	Crown Castle International Corp., Senior Unsecured Notes, 4.45%, 2/15/26	156,043
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	217,003
350,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	367,088
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	250,363
350,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	356,591
350,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	379,490
125,000	Kimco Realty Corp., Senior Unsecured Notes, 4.13%, 12/1/46	115,436
200,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	224,181
		2,546,519
		11,709,073
	INDUSTRIAL (2.6%)
	BUILDING MATERIALS (0.7%)
250,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20	281,635
150,000	Owens Corning, Guaranteed Notes, 3.40%, 8/15/26	145,262
		426,897
	ELECTRONICS (0.3%)
75,000	Allegion PLC, Guaranteed Notes, 5.88%, 9/15/23	80,063
100,000	Amphenol Corp., Senior Unsecured Notes, 4.00%, 2/1/22	105,376
		185,439
	MACHINERY DIVERSIFIED (0.3%)
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	219,000
	MISCELLANEOUS MANUFACTURER (0.3%)
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	203,418

Principal Amount		Value
	PACKAGING & CONTAINERS (0.5%)
$150,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25	$158,812
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	151,296
		310,108
	TRANSPORTATION (0.5%)
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 3/15/22	256,088
100,000	FedEx Corp., Guaranteed Notes, 4.55%, 4/1/46	99,925
		356,013
		1,700,875
	TECHNOLOGY (1.1%)
	SEMICONDUCTORS (0.4%)
100,000	Intel Corp., Senior Unsecured Notes, 4.25%, 12/15/42	101,926
150,000	QUALCOMM, Inc., Senior Unsecured Notes, 3.45%, 5/20/25	152,180
		254,106
	SOFTWARE (0.7%)
150,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	150,451
150,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	141,926
150,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	158,310
		450,687
		704,793
	UTILITIES (3.4%)
	ELECTRIC (3.1%)
100,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	106,326
200,000	Consumers Energy Co., 3.13%, 8/31/24	200,479
150,000	Exelon Corp., Senior Unsecured Notes, 4.45%, 4/15/46	148,615
150,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	160,470
380,000	Florida Power & Light Co., 4.95%, 6/1/35	433,156
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	194,288
100,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 2.95%, 3/1/26	97,501
100,000	PSEG Power LLC, Guaranteed Notes, 3.00%, 6/15/21	100,789
150,000	PSEG Power LLC, Guaranteed Notes, 4.30%, 11/15/23 (3)	156,735

5

March 31, 2017

Principal Amount		Value
$250,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	$252,125
200,000	Southern Co. (The), Senior Unsecured Notes, 2.95%, 7/1/23	194,680
		2,045,164
	GAS (0.3%)
150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	159,956
		2,205,120
	TOTAL CORPORATE BONDS & NOTES (Cost $30,967,158) (48.0%)	31,373,182
FOREIGN GOVERNMENT OBLIGATIONS (1.5%)
125,000	Indonesia Government International Bond, Senior Unsecured Notes, 4.13%, 1/15/25 (1)	128,193
300,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	305,100
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	156,562
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (3)	134,375
250,000	Republic of Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	262,409
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $972,544) (1.5%)	986,639
LONG-TERM MUNICIPAL SECURITIES (2.5%)
	CALIFORNIA (0.7%)
125,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	154,551
85,000	University of California, Taxable General Revenue Bonds, Series AG, 4.06%, 5/15/33	87,906
200,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	204,742
		447,199
	NEW YORK (0.4%)
300,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	305,400

	TEXAS (1.2%)
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	491,110
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	274,102
		765,212
	VIRGINIA (0.2%)
100,000	City of Norfolk, Taxable Build America Bonds, General Obligation Unlimited, Series B, 5.91%, 3/1/29	122,676

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,597,537) (2.5%)	1,640,487
U.S. GOVERNMENT AGENCY OBLIGATIONS (21.9%)
64,412	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	70,080
52,014	FHLMC Gold PC Pool #A29633, 5.00%, 1/1/35	56,781
21,674	FHLMC Gold PC Pool #A56491, 5.00%, 1/1/37	23,582
446,205	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	471,700
94,172	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	99,184
8,599	FHLMC Gold PC Pool #B12822, 5.00%, 3/1/19	8,848
2,900	FHLMC Gold PC Pool #B17398, 4.50%, 12/1/19	2,995
13,772	FHLMC Gold PC Pool #B18034, 4.50%, 4/1/20	14,102
67,345	FHLMC Gold PC Pool #C09004, 3.50%, 7/1/42	69,181
12,991	FHLMC Gold PC Pool #C91413, 3.50%, 12/1/31	13,557
313,357	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	332,257
118	FHLMC Gold PC Pool #E92226, 5.00%, 11/1/17	122
242	FHLMC Gold PC Pool #E92829, 5.00%, 12/1/17	249
2,281	FHLMC Gold PC Pool #E93499, 5.00%, 12/1/17	2,348
646	FHLMC Gold PC Pool #E98960, 5.00%, 9/1/18	664
159,070	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	163,437
2,136	FHLMC Gold PC Pool #G11986, 5.00%, 4/1/21	2,243
2,918	FHLMC Gold PC Pool #G12319, 5.00%, 6/1/21	3,063
3,570	FHLMC Gold PC Pool #J00118, 5.00%, 10/1/20	3,674
61,437	FHLMC Gold PC Pool #J00139, 5.00%, 10/1/20	63,222
12,640	FHLMC Gold PC Pool #J03233, 5.00%, 8/1/21	13,018

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$181,293	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	$192,000
18,887	FHLMC Gold PC Pool #Q01181, 4.50%, 6/1/41	20,316
85,475	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	87,796
102,201	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	107,295
136,418	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	140,136
334,402	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	333,143
351,678	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	350,644
250,000	FNMA, 2.63%, 9/6/24	253,819
540,000	FNMA, 1.88%, 9/24/26	501,967
9,649	FNMA Pool #254383, 7.50%, 6/1/32	11,485
4,748	FNMA Pool #254684, 5.00%, 3/1/18	4,879
48,333	FNMA Pool #255496, 5.00%, 11/1/34	52,887
3,929	FNMA Pool #255580, 5.50%, 2/1/35	4,397
2,749	FNMA Pool #258149, 5.50%, 9/1/34	3,050
18,975	FNMA Pool #412682, 6.00%, 3/1/28	21,585
154	FNMA Pool #568625, 7.50%, 1/1/31	157
27,500	FNMA Pool #571090, 7.50%, 1/1/31	27,835
843	FNMA Pool #573935, 7.50%, 3/1/31	858
—	FNMA Pool #623503, 6.00%, 2/1/17	—
81,291	FNMA Pool #626440, 7.50%, 2/1/32	91,346
1,547	FNMA Pool #685183, 5.00%, 3/1/18	1,590
637	FNMA Pool #688539, 5.50%, 3/1/33	709
3,895	FNMA Pool #703936, 5.00%, 5/1/18	4,003
48,515	FNMA Pool #735224, 5.50%, 2/1/35	54,314
2,468	FNMA Pool #769682, 5.00%, 3/1/34	2,702
734	FNMA Pool #778141, 5.00%, 5/1/34	802
570	FNMA Pool #789150, 5.00%, 10/1/34	622
5,464	FNMA Pool #910242, 5.00%, 3/1/37	5,968
91,497	FNMA Pool #919584, 6.00%, 6/1/37	103,305
29,700	FNMA Pool #975116, 5.00%, 5/1/38	32,419
11,404	FNMA Pool #AA2531, 4.50%, 3/1/39	12,248
47,202	FNMA Pool #AB2053, 3.50%, 1/1/26	49,179
229,421	FNMA Pool #AB2346, 4.50%, 2/1/41	246,749
179,478	FNMA Pool #AB5231, 2.50%, 5/1/27	181,592
214,804	FNMA Pool #AB5716, 3.00%, 7/1/27	221,005
346,203	FNMA Pool #AB8144, 5.00%, 4/1/37	379,173
18,071	FNMA Pool #AD1035, 4.50%, 2/1/40	19,433
76,686	FNMA Pool #AD8536, 5.00%, 8/1/40	83,904
122,710	FNMA Pool #AE1853, 4.00%, 8/1/40	129,107
75,409	FNMA Pool #AH3226, 5.00%, 2/1/41	82,405
91,581	FNMA Pool #AH8932, 4.50%, 4/1/41	98,602
28,854	FNMA Pool #AI0620, 4.50%, 5/1/41	31,057
186,566	FNMA Pool #AI4285, 5.00%, 6/1/41	204,192
150,958	FNMA Pool #AJ5888, 4.50%, 11/1/41	162,492
42,415	FNMA Pool #AJ9278, 3.50%, 12/1/41	43,622
100,928	FNMA Pool #AL3272, 5.00%, 2/1/25	110,169
4,717	FNMA Pool #AL5259, 3.50%, 5/1/29	4,914
268,309	FNMA Pool #AQ0287, 3.00%, 10/1/42	267,478
96,496	FNMA Pool #AR2174, 3.00%, 4/1/43	96,188
387,994	FNMA Pool #AR6394, 3.00%, 2/1/43	386,797
98,858	FNMA Pool #AS3155, 4.00%, 8/1/44	103,719

Principal Amount		Value
$71,944	FNMA Pool #AS3157, 4.00%, 8/1/44	$75,481
117,614	FNMA Pool #AS4177, 4.50%, 12/1/44	126,075
418,299	FNMA Pool #AS5892, 3.50%, 10/1/45	428,125
504,057	FNMA Pool #AS5906, 3.50%, 10/1/45	515,897
133,732	FNMA Pool #AS6102, 3.50%, 11/1/45	136,873
237,973	FNMA Pool #AS6205, 3.50%, 11/1/45	243,563
214,834	FNMA Pool #AS6385, 4.00%, 12/1/45	225,392
253,529	FNMA Pool #AU1847, 3.00%, 9/1/43	252,652
131,167	FNMA Pool #AU2135, 2.50%, 8/1/28	132,690
230,983	FNMA Pool #AU4279, 3.00%, 9/1/43	230,207
112,381	FNMA Pool #AU4290, 4.00%, 9/1/43	117,946
329,020	FNMA Pool #AV0703, 4.00%, 12/1/43	345,256
394,285	FNMA Pool #AW5055, 3.50%, 7/1/44	404,792
125,141	FNMA Pool #AW6645, 3.00%, 6/1/29	128,426
137,544	FNMA Pool #AW7362, 2.50%, 8/1/29	138,293
269,843	FNMA Pool #AX0416, 4.00%, 8/1/44	283,090
234,002	FNMA Pool #AX1138, 3.50%, 9/1/44	239,516
188,564	FNMA Pool #AX9013, 3.50%, 2/1/45	192,993
218,529	FNMA Pool #AY1670, 3.50%, 2/1/45	223,663
208,969	FNMA Pool #AY2728, 2.50%, 2/1/30	210,109
244,034	FNMA Pool #AY4195, 4.00%, 5/1/45	256,055
79,448	FNMA Pool #AZ7793, 3.50%, 8/1/45	81,314
247,058	FNMA Pool #BA3885, 3.50%, 11/1/45	252,861
297,897	FNMA Pool #BC4443, 3.50%, 4/1/46	304,895
98,960	FNMA Pool #BC9708, 3.00%, 10/1/46	98,162
243,339	FNMA Pool #BD8213, 3.00%, 9/1/46	241,377
256,418	FNMA Pool #MA0641, 4.00%, 2/1/31	271,326
515,049	FNMA Pool #MA1107, 3.50%, 7/1/32	537,915
716	FNMA REMIC Trust Series 2003-38, Class TC, 5.00%, 3/25/23	715
108,381	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	106,988
181,105	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	182,178
1,140	GNMA I Pool #429786, 6.00%, 12/15/33	1,314
28,518	GNMA I Pool #548880, 6.00%, 12/15/31	32,288
13,365	GNMA I Pool #551762, 6.00%, 4/15/32	15,130
2,808	GNMA I Pool #557681, 6.00%, 8/15/31	3,179
10,957	GNMA I Pool #582415, 6.00%, 11/15/32	12,689
32,862	GNMA I Pool #583008, 5.50%, 6/15/34	37,032
21,310	GNMA I Pool #605025, 6.00%, 2/15/34	24,114
16,795	GNMA I Pool #605245, 5.50%, 6/15/34	18,818
29,835	GNMA I Pool #622603, 6.00%, 11/15/33	34,168
4,323	GNMA I Pool #626480, 6.00%, 2/15/34	4,996
9,619	GNMA II Pool #3645, 4.50%, 12/20/19	9,840
150,320	GNMA II Pool #5332, 4.00%, 3/20/42	159,553
151,122	GNMA II Pool #MA1520, 3.00%, 12/20/43	153,048
112,925	GNMA II Pool #MA2445, 3.50%, 12/20/44	117,279

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,419,921) (21.9%)	14,348,634

7

March 31, 2017

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (13.1%)

	U.S. TREASURY NOTES & BONDS (13.1%)
$200,000	U.S. Treasury Bonds, 7.88%, 2/15/21	$245,656
611,640	U.S. Treasury Bonds, 2.00%, 1/15/26	693,927
35,000	U.S. Treasury Bonds, 5.50%, 8/15/28	45,445
50,000	U.S. Treasury Bonds, 5.25%, 11/15/28	63,893
300,000	U.S. Treasury Bonds, 4.38%, 2/15/38	374,402
300,000	U.S. Treasury Bonds, 4.38%, 5/15/40	372,481
400,000	U.S. Treasury Bonds, 3.63%, 8/15/43	445,391
430,000	U.S. Treasury Bonds, 3.38%, 5/15/44	458,874
220,000	U.S. Treasury Bonds, 2.50%, 2/15/45	197,682
450,000	U.S. Treasury Bonds, 2.50%, 2/15/46	403,312
480,000	U.S. Treasury Bonds, 2.50%, 5/15/46	429,881
50,000	U.S. Treasury Bonds, 2.88%, 11/15/46	48,514
50,000	U.S. Treasury Notes, 0.75%, 12/31/17	49,898
250,000	U.S. Treasury Notes, 1.00%, 2/15/18	249,873
500,000	U.S. Treasury Notes, 3.13%, 5/15/19	519,023
350,000	U.S. Treasury Notes, 1.63%, 6/30/19	352,283
200,000	U.S. Treasury Notes, 1.63%, 12/31/19	200,922
200,000	U.S. Treasury Notes, 1.25%, 1/31/20	198,711
450,000	U.S. Treasury Notes, 1.38%, 3/31/20	448,049
150,000	U.S. Treasury Notes, 1.13%, 4/30/20	148,102
200,000	U.S. Treasury Notes, 2.25%, 4/30/21	203,516
400,000	U.S. Treasury Notes, 2.13%, 6/30/21	404,781
100,000	U.S. Treasury Notes, 2.00%, 10/31/21	100,457
665,000	U.S. Treasury Notes, 1.50%, 1/31/22	651,907
150,000	U.S. Treasury Notes, 1.75%, 2/28/22	148,676
50,000	U.S. Treasury Notes, 1.88%, 5/31/22	49,764
300,000	U.S. Treasury Notes, 1.38%, 6/30/23	286,629
150,000	U.S. Treasury Notes, 2.75%, 2/15/24	155,215
150,000	U.S. Treasury Notes, 2.25%, 11/15/24	149,631
50,000	U.S. Treasury Notes, 2.13%, 5/15/25	49,246
100,000	U.S. Treasury Notes, 1.63%, 5/15/26	93,801
303,870	U.S. Treasury Notes TIPS, 0.13%, 7/15/26	296,463

	TOTAL U.S. TREASURY NOTES & BONDS (Cost $8,633,842) (13.1%)	8,536,405

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,633,842) (13.1%)	8,536,405

Shares		Value
SHORT-TERM INVESTMENTS (3.1%)

	MONEY MARKET FUNDS (3.1%)
1,258,415	State Street Securities Lending Government Money Market Portfolio (4)	$1,258,415
791,298	State Street Institutional Liquid Reserves Fund	791,376

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,049,791) (3.1%)	2,049,791
	TOTAL INVESTMENT SECURITIES (101.5%) (Cost $66,238,730)	$66,362,542
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.5%)		(950,461)
NET ASSETS (5) (100%)		$65,412,081

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	A portion or all of the security was held on loan. As of March 31, 2017, the market value of the securities on loan was $1,234,804.
(4)	Securities with an aggregate market value of $1,234,804 were out on loan in exchange for $1,258,415 of cash collateral as of March 31, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $66,238,730, aggregate gross unrealized appreciation was $899,425, aggregate gross unrealized depreciation was $775,613 and the net unrealized appreciation was $123,812.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
TIPS	Treasury Inflation Prorated Security

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$3,047,086	$—	$3,047,086
Commercial Mortgage-Backed Securities	—	4,380,318	—	4,380,318
Corporate Bonds & Notes*	—	31,373,182	—	31,373,182
Foreign Government Obligations	—	986,639	—	986,639
Long-Term Municipal Securities*	—	1,640,487	—	1,640,487
U.S. Government Agency Obligations	—	14,348,634	—	14,348,634
U.S. Treasury Obligations	—	8,536,405	—	8,536,405
Short-Term Investments	2,049,791	—	—	2,049,791
Total Investments in Securities	$2,049,791	$64,312,751	$—	$66,362,542

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

9

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2017